Changes in Capital Accounts, Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2022	Jan. 27, 2022	Dec. 31, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, par value (in dollars per share)					$ 0.01
Preferred stock, shares issued (in shares)	50,726	136,261
Preferred stock, shares outstanding (in shares)	50,726	136,261
Liquidation preference	$ 1,268	$ 3,407		$ 19,841
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,587,314		1,587,314
Preferred stock, par value (in dollars per share)			$ 0.01
Preferred stock, shares issued (in shares)	1,428,372	1,314,792
Preferred stock, shares outstanding (in shares)	1,428,372	1,314,792
Liquidation preference	$ 35,709	$ 32,870	$ 32,870